Financial assets held for trading - Breakdown by currency (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Financial assets held for trading
Financial assets held for trading	€ 6,301	€ 5,502
Euro
Financial assets held for trading
Financial assets held for trading	3,913	3,731
US Dollars
Financial assets held for trading
Financial assets held for trading	2,336	1,688
Other currencies
Financial assets held for trading
Financial assets held for trading	€ 52	€ 83